Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands	Total	COMMON STOCK	WARRANTS	PAID-IN CAPITAL	PAID-IN CAPITAL McCrillis and Eldredge Insurance, Inc	PAID-IN CAPITAL Nashua Bank	RETAINED EARNINGS	UNEARNED RESTRICTED STOCK AWARDS	ACCUMULATED OTHER COMPREHENSIVE LOSS	TREASURY STOCK
Balance, beginning of year at Dec. 31, 2009		$ 62	$ 85	$ 55,885			$ 41,571		$ (2,676)	$ (7,151)
Increase on issuance of common stock from the exercise of stock options				18
Net income	7,947						7,947
Net change in other comprehensive (loss) income, net of tax effect	149								149
Tax benefit for stock options				2
Exercise of stock options
Preferred stock net accretion	16			16			(16)
Cash dividends declared, preferred stock	(500)						(500)
Cash dividends paid, common stock							(3,001)
Balance, end of year at Dec. 31, 2010		62	85	55,921			46,001		(2,527)	(7,151)
Net income	7,669						7,669
Net change in other comprehensive (loss) income, net of tax effect	1,640								1,640
Consideration for acquisition					684
Issuance of common shares		1		20,000
Redemption of preferred stock				(10,000)
Exercise of stock options
Preferred stock net accretion	53			53			(53)
Cash dividends declared, preferred stock	(660)						(723)
Cash dividends paid, common stock							(3,002)
Balance, end of year at Dec. 31, 2011	108,660	63	85	66,658			49,892		(887)	(7,151)
Increase on issuance of common stock from the exercise of stock options				365
Net income	7,759						7,759
Shares awarded								(440)
Issuance of restricted stock awards										544
Net change in other comprehensive (loss) income, net of tax effect	(557)								(557)
Tax benefit for stock options				25
Shares forfeited								63
Shares repurchased										(63)
Restricted stock awards, issued from treasury stock, net				(104)
Consideration for acquisition					53	14,632
Repurchase of warrants			(85)	(652)
Issuance of common shares		12		3,000
Exercise of stock options
Cash dividends declared, preferred stock	(666)						(666)
Cash dividends paid, common stock							(3,052)
Balance, end of year at Dec. 31, 2012	$ 129,494	$ 75		$ 83,977			$ 53,933	$ (377)	$ (1,444)	$ (6,670)